UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     November 10, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     498256


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless               COMMON              00209A106   127000  8592722     X    SOLE                  8592722
Banknorth Group Inc         COMMON              06646R107    11718   334802     X    SOLE                   334802
Boise Cascade Corp          COMMON              097383103     4574   137427     X    SOLE                   137427
Caersars Entertainment Inc  COMMON              127687101    10628   636392     X    SOLE                   636392
Citizens Communications     COMMON              17453B101      299    22323     X    SOLE                    22323
Comdisco Hldg Co Inc Common COMMON              200334100     1988    93533     X    SOLE                    93533
Cox Communications Inc      COMMON              224044107    55881  1686724     X    SOLE                  1686724
FEMSA                       COMMON              344419106    22588   511281     X    SOLE                   511281
Gartner Inc Class B         COMMON              366651206     5979   517695     X    SOLE                   517695
Liberty Media- A            COMMON              530718105    21599  2476925     X    SOLE                  2476925
Liberty Media International COMMON              530719103     3234    96949     X    SOLE                    96949
Mandalay Resort Group       COMMON              562567107    58590   853458     X    SOLE                   853458
Mci Inc                     COMMON              552691107    18347  1095362     X    SOLE                  1095362
Neighborcare Inc            COMMON              64015Y104     3304   130345     X    SOLE                   130345
Neiman Marcus cl B          COMMON              640204301     5267    98908     X    SOLE                    98908
NextWave Telecom            COMMON              65332M103    17037  3097624     X    SOLE                  3097624
NTL Inc                     COMMON              62940M104    16358   263542     X    SOLE                   263542
PeopleSoft                  COMMON              712713106    12888   649262     X    SOLE                   649262
Province Healthcare Co.     COMMON              743977100    19463   930371     X    SOLE                   930371
Rouse Co.                   COMMON              779273101     5192    77638     X    SOLE                    77638
Stelmar Shipping LTD        COMMON              V8726M103    29578   782287     X    SOLE                   782287
Wellpoint Health            COMMON              94973H108    39239   373380     X    SOLE                   373380
AT&T Wrls Jan 10 '05 call   OPTION              00209A106     3658     7621     X    SOLE                     7621
Mandalay Jan 65 '05 call    OPTION              562567107     2414     5029     X    SOLE                     5029
Neighborcare Dec 25 call    OPTION              64015Y104      662     1892     X    SOLE                     1892
PeopleSoft Nov 17.5 call    OPTION              712713106      771     2857     X    SOLE                     2857